Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	BIONDVAX PHARMACEUTICALS LTD.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K, originally filed with the Securities and Exchange Commission on August 25, 2022, is being filed solely for the purposes of furnishing unaudited interim condensed consolidated financial statements as of June 30, 2022 and incorporating certain exhibits into registration statements of the registrant.
Entity Central Index Key	0001611747
Document Period End Date	Jun. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2